BUSINESS COMBINATION AND GOODWILL (Details Narrative) - JPY (¥)			12 Months Ended
	Sep. 14, 2022	Feb. 28, 2022	Sep. 14, 2022	Dec. 31, 2021	Sep. 13, 2022	Apr. 27, 2022
SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
Purchase consideration		¥ 610,000,000
SYLA Brain Co., Ltd. [Member]
Business Acquisition [Line Items]
Purchase consideration				¥ 469,001,000
Cash consideration				210,000
Consideration				¥ 259,001
Shares issued				5,389
SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
Ownership percent		100.00%
SYLA Brain Co., Ltd. [Member]
Business Acquisition [Line Items]
Ownership percent				67.00%		5.00%
SYLA Biotech Co., Ltd. [Member]
Business Acquisition [Line Items]
Ownership percent	60.00%		60.00%		50.00%
Purchase consideration			¥ 10,000,000
Purchase consideration	599
Cash consideration			¥ 5,990,000
SYLA Biotech Co., Ltd. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percent					60.00%